Capital Requirements and Restriction on Retained Earnings - Actual Capital Levels and Minimum Required Capital Levels (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Consolidated [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Total Risk Based Capital, Actual, Amount	$ 155,145	$ 140,088
Tier I Risk Based Capital, Actual, Amount	141,840	127,519
CET1 Risk Based Capital, Actual, Amount	93,463	75,819
Leverage, Actual, Amount	$ 141,840	$ 127,519
Total Risk Based Capital, Actual, Ratio	14.20%	14.00%
Tier I Risk Based Capital, Actual, Ratio	13.00%	12.70%
CET1 Risk Based Capital, Actual, Ratio	8.60%	7.60%
Leverage, Actual, Ratio	10.60%	10.00%
Total Risk Based Capital , For Capital Adequacy Purposes, Amount	$ 87,436	$ 80,050
Tier I Risk Based Capital, For Capital Adequacy Purposes, Amount	65,577	60,245
CET1 Risk Based Capital, For Capital Adequacy Purposes, Amount	49,183	44,893
Leverage, For Capital Adequacy Purposes, Amount	$ 53,774	$ 51,008
Total Risk Based Capital , For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Risk Based Capital, For Capital Adequacy Purposes, Ratio	6.00%	6.00%
CET1 Risk Based Capital, For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Civista [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Total Risk Based Capital, Actual, Amount	$ 145,270	$ 126,795
Tier I Risk Based Capital, Actual, Amount	131,391	113,883
CET1 Risk Based Capital, Actual, Amount	120,465	102,755
Leverage, Actual, Amount	$ 131,391	$ 113,883
Total Risk Based Capital, Actual, Ratio	13.30%	12.70%
Tier I Risk Based Capital, Actual, Ratio	12.00%	11.40%
CET1 Risk Based Capital, Actual, Ratio	11.00%	10.10%
Leverage, Actual, Ratio	9.80%	8.90%
Total Risk Based Capital , For Capital Adequacy Purposes, Amount	$ 87,334	$ 79,871
Tier I Risk Based Capital, For Capital Adequacy Purposes, Amount	65,501	59,938
CET1 Risk Based Capital, For Capital Adequacy Purposes, Amount	49,126	45,782
Leverage, For Capital Adequacy Purposes, Amount	$ 53,717	$ 51,183
Total Risk Based Capital , For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Risk Based Capital, For Capital Adequacy Purposes, Ratio	6.00%	6.00%
CET1 Risk Based Capital, For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Risk Based Capital , To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 109,168	$ 99,839
Tier I Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	87,334	79,918
CET1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	70,959	66,129
Leverage, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 67,146	$ 63,979
Total Risk Based Capital , To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	10.00%	10.00%
Tier I Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	8.00%	8.00%
CET1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	6.50%	6.50%
Leverage, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	5.00%	5.00%